TERM LOANS	12 Months Ended
Dec. 31, 2025
TERM LOANS
TERM LOANS

(10)TERM LOANS

				Weighted
				average interest
				rate as of
				September 30,	Balance as of September 30,
Lender	Type	Maturity date	Currency	2025	2025	2025
					RMB	USD
Huaxia Bank Co., Ltd	Term loan	Within 3 year or on demand	RMB	2.44%	16,031,900	2,292,531
Shanghai Pudong Development Bank Co., Ltd.	Term loan	Within 1 year or on demand	RMB	3.00%	—	—
Total					16,031,900	2,292,531

Loan Facility

In September 2025, Beijing Miusi entered into a three-year Commercial Loan Facility (the “2025 Facility”) with Huaxia Bank Co., Ltd. Beijing Shilipu Sub-branch to borrow up to RMB 22,000,000 at an interest rate, which is subject to potential adjustment based on premium interest rate stipulated by the People’s Bank of China at the time upon drawing of credit lines to support the working capital need of the Group. The 2025 Facility is pledged by the real estate property owned by ATA Education under a five-year pledge agreement among ATA Education, Beijing Miusi and Hua Xia Bank Co., Ltd. Beijing Shilipu Sub-branch. For the year ended December 31, 2025, the Group has withdrawn RMB 16,031,900 from the credit line under this loan facility. Based on the repayment schedule outlined in the loan agreement, the amount repayable within 2026 is RMB 1 million. Consequently, this portion is presented as a short-term liability, while the remaining balance of RMB 15,031,900, which is repayable after one year, is presented as a long-term liability.